General Information and Basis of Presentation	6 Months Ended
Jun. 30, 2024
Disclosure Of General Information And Basis Of Presentation [Abstract]
General Information and Basis of Presentation	General Information and Basis of Presentation
1.1 General Information
Connect Biopharma Holdings Limited (the “Company”) was incorporated in November 2015 in the Cayman Islands as an exempted company with limited liability. The address of the Company’s registered office is P.O. Box 613, Harbour Centre, George Town, Grand Cayman, KY1-1107, Cayman Islands. The Company completed its initial public offering (“IPO”) on March 23, 2021 and the Company’s American Depositary Shares (“ADSs”) have been listed on the Nasdaq Global Market (“Nasdaq”) since then. Each ADS of the Company represents one ordinary share, par value US$0.000174 per share.
The Company and its subsidiaries (collectively, the “Group”) is a clinical-stage company focused on the discovery and development of next-generation immune modulators for the treatment of serious autoimmune diseases and inflammation. The Group has leveraged its expertise in the biology of T cell modulation to build a portfolio of drug candidates consisting of small molecules and antibodies targeting critical pathways of inflammation.
Connect Biopharma HongKong Limited (“Connect HK”) is a direct wholly owned subsidiary of the Company and the Group carries out its business through Connect HK’s wholly owned subsidiaries: Suzhou Connect Biopharma Co., Ltd. (“Connect SZ”), Connect Biopharm LLC (“Connect US”) and Connect Biopharma Australia PTY LTD (“Connect AU”).
1.2 Basis of Presentation
The unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, issued by the International Accounting Standards Board ("IASB"). Accordingly, they do not include all of the information and footnotes required by International Financial Reporting Standards Accounting Standards ("IFRS Accounting Standards") as issued by the IASB. Certain information and note disclosures normally included in the annual financial statements prepared in accordance with IFRS Accounting Standards have been condensed or omitted.
The unaudited interim condensed consolidated financial statements include adjustments of a normal recurring nature, as necessary, for the fair statement of the Company’s financial position as of June 30, 2024, and results of operations and cash flows for the six months ended June 30, 2023 and 2024. The consolidated balance sheet as of December 31, 2023 has been derived from the audited financial statements at that date but does not include all the information and footnotes required by IFRS Accounting Standards. The unaudited interim condensed consolidated financial statements and related disclosures have been prepared with the presumption that users of the unaudited interim condensed consolidated financial statements have read or have access to the audited consolidated financial statements for the preceding fiscal years. Accordingly, these financial statements should be read in conjunction with audited consolidated financial statements and related footnotes for the years ended December 31, 2022, and 2023 included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023. The accounting policies applied, other than the adoption of new or amended standards as described in Note 2, are consistent with those of the audited consolidated financial statements for the preceding fiscal year. Results for the six months ended June 30, 2024 are not necessarily indicative of the results expected for the full fiscal year or for any future period.
Liquidity
Since inception, the Group has incurred accumulated losses of US$531.7 million. For the six months ended June 30, 2024, the Group had net operating income of US$7.3 million and net operating cash outflow of US$8.0 million. The principal sources of funding have historically been cash contributions from equity financings and cash receipts under a license agreement. As of June 30, 2024, the Group had net assets of US$110.5 million, including cash and cash equivalents of US$110.2 million. Taking this into consideration, the Group believes it will have sufficient available financial resources to meet its obligations and working capital requirements for at least the next twelve months from the date of issuance of these interim condensed consolidated financial statements. Accordingly, the Group considers that it is appropriate to prepare the consolidated financial information on a going concern basis.